Note 8 - Common Stock	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
8.	Common Stock

On
June
17,
2016,
in connection with the closing of the
June
2016
Offering, we issued an aggregate of
3,105,000
shares of common stock, including the exercise of the underwriters’ overallotment option, at a public offering price of
$5.00
per share for gross proceeds of approximately
$15,525,000.
The net proceeds to the Company, after the deduction of underwriting discounts, commissions and other offering expenses, were approximately
$13,886,000.

On
November
24,
2015,
in connection with the closing of the
November
2015
Offering, we issued an aggregate of
1,071,679
shares of common stock at
$5.60
per share for gross proceeds of approximately
$6,000,000
in accordance with the terms and conditions of those certain Securities Purchase Agreements by and between the Company and certain accredited investors. The net proceeds to the Company after the deduction of placement agent commissions and other expenses were approximately
$5,393,000.

On
May
14,
2015,
in connection with the closing of the
May
2015
Offering, we issued an aggregate of
4,054,062
shares of common stock at
$2.96
per share for gross proceeds of approximately
$12,000,000
in accordance with the terms and conditions of those certain Securities Purchase Agreements by and between the Company and certain accredited investors. The net proceeds to the Company after the deduction of placement agent commissions and other expenses were approximately
$11,040,000.

Warrants for Common Stock

As of
December
31,
2016,
outstanding warrants to purchase shares of common stock were as follows:

				Number of
				Shares
				Outstanding
	Exercisable	Expiration	Exercise	Under
Issuance Date	for	Date	Price	Warrants

September 2014	Common Shares	September 23, 2019	$4.24	91,532
October 2014	Common Shares	October 13, 2019	$4.24	29,000
November 2014	Common Shares	November 12, 2019	$4.24	12,500
February 2015	Common Shares	February 17, 2025	$4.00	75,697
March 2015	Common Shares	March 26, 2025	$2.72	1,454
May 2015	Common Shares	May 12, 2025	$4.24	36,229
May 2015	Common Shares	May 17, 2020	$4.24	21,585
December 2015	Common Shares	December 16, 2025	$5.60	26,875
April 2016	Common Shares	April 1, 2026	$6.08	25,000
May 2016	Common Shares	May 11, 2021	$7.74	5,000
June 2016	Common Shares	June 20, 2026	$4.98	100,402
				425,274

In connection with the
September
2014
Offering, the Company issued warrants to purchase a total of
117,535
shares of common stock at an exercise price of
$4.24
per share. The warrants have a contractual life of
five
years and are exercisable immediately in whole or in part, on or before five
years from the issuance date. In
2016,
warrants to purchase a total of
25,268
shares were exercised (including a warrant that was exercised on a cashless basis) and
23,560
net shares of common stock were issued. In
2015,
a warrant was exercised and
735
shares of common stock were issued.

In connection with the
2014
Loan Agreement entered into on
September
30,
2014,
the Company issued a warrant to the Lender to purchase a total of
58,962
shares of common stock at an exercise price of
$4.24
per share. The warrant had a contractual life of
ten
years and was exercisable immediately in whole or in part, on or before ten
years from the issuance date. The Company determined the fair value of the warrant on the date of issuance to be
$622,000
using the Black-Scholes option pricing model. Assumptions used were dividend yield of
0%,
volatility of
77%,
risk free interest rate of
2.5%
and a contractual life of
ten
years. The warrant had a contractual life of
10
years. The fair value of the warrant was recorded as debt issuance costs, presented in the consolidated balance sheets as a deduction from the carrying amount of the note payable, and was being amortized to interest expense over the loan term. The outstanding indebtedness was repaid in
June
2016
from the proceeds of the new term loan in connection with the
2016
Loan Agreement and the remaining unamortized balance of debt issuance costs was recorded to interest expense. During the years ended
December
31,
2016
and
2015,
the Company recorded
$387,000
and
$187,000,
respectively, of interest expense relating to the debt issuance costs. This warrant was exercised on a cashless basis in
August
2016
and
17,295
net shares of common stock were issued.

In
October
and
November
of
2014,
the Company issued common stock warrants to various vendors and nonemployee contractors to purchase a total of
47,751
shares of common stock at an exercise price of
$4.24
per share. The warrants have a contractual life of
five
years and are exercisable in whole or in part, either immediately upon grant or in some cases upon achieving certain milestones or vesting terms. The Company determined the fair value of the warrants using the Black-Scholes option pricing model. Assumptions used were dividend yield of
0%,
volatility of
61.3%,
risk free interest rate of
1.55%
to
1.65%
and a contractual life of
five
years. The fair values of the warrants were recorded as professional consulting fees or clinical costs, which are included in selling, general and administrative and research and development expenses in the consolidated statements of operations for the year ended
December
31,
2015,
depending on the nature of the services provided. A total of
1,094
and
5,157
shares issuable pursuant to the warrants were cancelled in
2016
and
2015,
respectively, as the milestones related to these shares were not achieved.

In
February
2015,
the Company issued common stock warrants to employees for performance bonuses to purchase a total of
75,697
shares of common stock at an exercise price of
$4.00
per share. The warrants have a contractual life of
ten
years and are exercisable immediately in whole or in part, on or before ten
years from the issuance date. The Company determined the fair value of the warrants using the Black-Scholes option pricing model. Assumptions used were dividend yield of
0%,
volatility of
77.6%,
risk free interest rate of
2.14%
and a contractual life of
ten
years. The fair values of the warrants were recorded in selling, general and administrative and research and development expenses in the consolidated statements of operations, depending on the department classification of the employee.

In
March
2015,
the Company issued a common stock warrant to a nonemployee contractor to purchase a total of
1,454
shares of common stock at an exercise price of
$2.72
per share. The warrant has a contractual life of
ten
years and is exercisable immediately in whole or in part, on or before ten
years from the issuance date. The Company determined the fair value of the warrant using the Black-Scholes option pricing model. Assumptions used were dividend yield of
0%,
volatility of
78.9%,
risk free interest rate of
1.94%
and a contractual life of
ten
years. The fair value of the warrant was recorded as professional consulting fees, which are included in selling, general and administrative expenses in the consolidated statements of operations.

In
May
2015,
the Company issued common stock warrants to nonemployee contractors to purchase a total of
36,229
shares of common stock at an exercise price of
$4.24
per share. The warrants have a contractual life of
ten
years and are exercisable immediately in whole or in part, on or before ten
years from the issuance date. The Company determined the fair value of the warrants using the Black-Scholes option pricing model. Assumptions used were dividend yield of
0%,
volatility of
80.1%,
risk free interest rate of
2.28%
and a contractual life of
ten
years. The fair values of the warrants were recorded as professional consulting fees, which are included in selling, general and administrative expenses in the consolidated statements of operations.

In conjunction with the
second
amendment to the
2014
Loan Agreement in
May
2015,
the Company issued a warrant to the Lender to purchase a total of
3,125
shares of common stock at an exercise price of
$2.96
per share. During the year ended
December
31,
2015,
the Company recorded
$10,000
of interest expense relating to the debt issuance costs for this warrant. The debt issuance costs for this warrant were fully amortized as of
September
30,
2015.
This warrant was exercised on a cashless basis in
July
2016
and
885
net shares of common stock were issued.

In
May
2015,
the Company issued a common stock warrant to a nonemployee contractor to purchase a total of
21,585
shares of common stock at an exercise price of
$4.24
per share. The warrant has a contractual life of
five
years and is exercisable immediately in whole or in part, on or before five
years from the issuance date. The Company determined the fair value of the warrant using the Black-Scholes option pricing model. Assumptions used were dividend yield of
0%,
volatility of
64.4%,
risk free interest rate of
1.54%
and a contractual life of
five
years. The fair value of the warrant was recorded as professional consulting fees, which are included in selling, general and administrative expenses in the consolidated statements of operations.

In
December
2015,
the Company issued common stock warrants to employees and nonemployee contractors for performance bonuses to purchase a total of
26,875
shares of common stock at an exercise price of
$5.60
per share. The warrants have a contractual life of
ten
years and are exercisable immediately in whole or in part, on or before ten
years from the issuance date. The Company determined the fair value of the warrants using the Black-Scholes option pricing model. Assumptions used were dividend yield of
0%,
volatility of
76.8%,
risk free interest rate of
2.27%
and a contractual life of
ten
years. The fair values of the warrants were recorded in selling, general and administrative and research and development expenses in the consolidated statements of operations, depending on the department classification of the employee or nonemployee contractor.

In
April
2016,
the Company issued a common stock warrant to a distributor to purchase a total of
25,000
shares of common stock at an exercise price of
$6.08
per share. The warrant has a contractual life of
ten
years and is exercisable immediately in whole or in part, on or before ten
years from the issuance date. The Company determined the fair value of the warrant using the Black-Scholes option pricing model. Assumptions used were dividend yield of
0%,
volatility of
72.1%,
risk free interest rate of
1.78%
and a contractual life of
ten
years. The fair value of the warrant was recorded as sales costs, which are included in selling, general and administrative expenses in the consolidated statements of operations.

In
May
2016,
the Company issued common stock warrants to nonemployee contractors to purchase a total of
5,000
shares of common stock at an exercise price of
$7.74
per share. The warrants have a contractual life of
five
years and are exercisable immediately in whole or in part, on or before five
years from the issuance date. The Company determined the fair value of the warrants using the Black-Scholes option pricing model. Assumptions used were dividend yield of
0%,
volatility of
61.6%,
risk free interest rate of
1.20%
and a contractual life of
five
years. The fair value of the warrants was recorded as clinical consulting costs, which are included in research and development expenses in the consolidated statements of operations.

In connection with the
2016
Loan Agreement, the Company issued a warrant to purchase a total of
100,402
shares of common stock at an exercise price of
$4.98
per share. The warrant has a contractual life of
ten
years and is exercisable immediately in whole or in part, on or before ten
years from the issuance date. The Company determined the fair value of the warrant on the date of issuance to be
$350,000
using the Black-Scholes option pricing model. Assumptions used were dividend yield of
0%,
volatility of
63.0%,
risk free interest rate of
1.67%
and a contractual life of
ten
years. The fair value of the warrant, along with other legal fees totaling
$90,000,
were recorded as debt issuance costs, presented in the consolidated balance sheet as a deduction from the carrying amount of the note payable, and are being amortized to interest expense over the loan term. During the year ended
December
31,
2016,
the Company recorded
$69,000
of interest expense relating to the debt issuance costs. As of
December
31,
2016,
the unamortized debt issuance cost was
$371,000.

The total stock-based compensation expense related to warrants issued was
$162,000
and
$537,000
for the years ended
December
31,
2016
and
2015,
respectively.